Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and deferred tax liabilities [Abstract]
Net operating loss carryforward	$ 43,652	$ 60,280
Accrued expenses	1,270	2,449
Allowance for doubtful accounts	34	127
163(j) Interest expense limitation and carryforward		996
Total deferred tax assets	44,956	63,852
Property and equipment	(289)	(427)
Deferred revenue	(1,289)	(3,884)
Intangible assets	(6,907)	(14,099)
Deferred contract acquisition costs	(2,562)	(2,753)
Other		(79)
Total deferred tax liabilities	(11,047)	(21,242)
Valuation allowance	(33,116)	(41,875)
Deferred income tax asset, net	$ 793	$ 735